Financial Instruments (Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar
Currency/ linkage payable	NIS
Amount receivable	$ 12,064
Amount payable	$ 39,535
Expiration dates	2021
Fair value	$ (766)
Call options on foreign currency [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar
Currency/ linkage payable	NIS
Amount receivable	$ 50,284
Amount payable	$ 189,620
Expiration dates	2021–2022
Fair value	$ 278
Put options on foreign currency [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar
Currency/ linkage payable	NIS
Amount receivable	$ 35,347
Amount payable	$ 9,374
Expiration dates	2021
Fair value	$ (33)
Forward contracts on exchange rates one [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar	Euro
Currency/ linkage payable	NIS	NIS
Amount receivable	$ 175,704	$ 1,753
Amount payable	$ 598,295	$ 6,747
Expiration dates	2021–2022	2020
Fair value	$ (34,273)	$ 54